Cash flow information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net income / (loss)	$ 34,892	$ (61,641)	$ 58,461
Profit for the period from discontinued operations	0	14,633	8,112
Adjustments for:
Income tax	2,770	35,540	16,505
Amortization and depreciation	931	1,051	1,174
Net gain / (loss) from fair value adjustment of investment properties	(13,650)	12,742	83,080
Gain from disposal of associates	0	(61)	0
Financial results, net	(14,298)	(10,840)	32,366
Provisions and allowances	1,560	1,846	2,035
Share of (profit) /loss of associates and joint ventures	355	7,182	(17,787)
Changes in operating assets and liabilities:
Decrease in inventories	(7)	43	10
Decrease in trading properties	89	(46)	(971)
Increase in restricted assets	0	0	(2,870)
Decrease / (Increase) in trade and other receivables	(31)	2,483	4,680
Decrease in trade and other payables	624	(5,553)	(735)
Increase / (decrease) in salaries and social security liabilities	31	87	(476)
Decrease in provisions	(97)	(176)	(1,309)
Net cash (used in) / generated by continuing operating activities before income tax paid	13,169	(2,710)	16,115
Net cash generated by discontinued operating activities before income tax paid	0	5,577	62,117
Net cash generated by operating activities before income tax paid	$ 13,169	$ 2,867	$ 78,232